Stock-based compensation - Additional information (Details)											1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2022 USD ($) shares	Aug. 26, 2022 shares	Jul. 16, 2022 USD ($) shares	May 15, 2022 USD ($) shares	May 01, 2022	Jan. 01, 2022 USD ($) shares	May 01, 2021 $ / shares	Dec. 22, 2020 USD ($) shares	Aug. 22, 2020 USD ($) $ / shares	May 01, 2020 USD ($) shares	Aug. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) employee director shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 shares
Stock-based compensation
Number of units granted											1,051,167						1,377,999
Number of units forfeited																1,377,999
Compensation cost | $											$ 5,500,000
Stock options outstanding																0
Stock-based compensation expense | $												$ 1,047,153	$ 272,124	$ 1,377,165	$ 1,110,874
Stoct option granted																0
Member of its board of directors
Stock-based compensation
Number of board members terminated | director														2
Employees, officers and directors
Stock-based compensation
Number of employees terminated | employee														2
Restricted stock units
Stock-based compensation
Number of units granted		1,051,167												1,885,500
Fair value of units granted | $									$ 3,700,000
Vesting percentage		33.34%			33.34%
Vesting period		3 months			3 months
Number of units forfeited														291,500
Number of stock options exchanged for units								896,583
Stock-based compensation expense | $												927,324	0	$ 927,325	0	$ 1,300,000	$ 2,300,000
Unamortized stock-based compensation expense | $												7,400,000		$ 7,400,000		$ 700,000
Unamortized stock-based compensation period recognition														1 year 3 months 18 days
Stock options vested canceled								787,499
Restricted stock units | Minimum
Stock-based compensation
Exercise price | $ / shares									$ 0.19
Restricted stock units | Maximum
Stock-based compensation
Exercise price | $ / shares									$ 5.57
Restricted stock units | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%			8.3325%
Restricted stock units | Member of its board of directors
Stock-based compensation
Number of units granted				35,333
Fair value of units granted | $				$ 200,000						$ 4,300,000
Vesting percentage				33.34%
Vesting period				2 years						3 years
Restricted stock units | Member of its board of directors | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Member of its board of directors | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage		8.3325%
Restricted stock units | Employees, officers and directors
Stock-based compensation
Number of units granted						1,342,667		896,583		787,499	492,500
Fair value of units granted | $						$ 14,600,000		$ 6,300,000			$ 2,600,000
Vesting percentage					33.34%		33.34%	33.34%			0.33%
Vesting period					3 months						2 years
Number of stock options exchanged for units								787,499
Exercise price | $ / shares							$ 8.98
Restricted stock units | Employees, officers and directors | First three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Second three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Third three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Fourth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Fifth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Sixth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Seventh three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Employees, officers and directors | Eighth three-month anniversary from Start Date
Stock-based compensation
Vesting percentage					8.3325%		8.3325%				8.3325%
Restricted stock units | Officers and Directors
Stock-based compensation
Number of units granted	896,583
Fair value of units granted | $	$ 6,300,000
Vesting percentage							33.34%
Number of stock options exchanged for units	787,499
Exercise price | $ / shares							$ 8.98
Restricted stock units | Chief Financial Officer [Member]
Stock-based compensation
Number of units granted			15,000
Fair value of units granted | $			$ 100,000
Cancelled stock options
Stock-based compensation
Stock options outstanding																0		0
Canceled stock options and the related stock compensation | $									$ 4,300,000			4,300,000		$ 4,300,000		$ 4,300,000
Stock-based compensation expense | $												119,829	$ 272,124	449,840	$ 1,110,874
Unamortized stock-based compensation expense | $												$ 300,000		$ 300,000
Incremental compensation cost measured | $								$ 1,900,000